Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 164,049,000	$ 160,316,000	$ 157,364,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization, accretion and restricted stock expense	22,988,000	21,217,000	17,347,000
Cash received from (paid to) FDIC under loss share	1,730,000	720,000	2,502,000
Stock option compensation expense	90,000	231,000	324,000
Provision (release) for loan losses	(6,250,000)	(11,162,000)	(15,401,000)
Loss (gain) on sale of investment securities and real estate owned, net	(16,476,000)	(28,527,000)	(2,510,000)
Loss on extinguishment of debt	0	10,554,000	0
Decrease (increase) in accrued interest receivable	2,760,000	11,608,000	(2,819,000)
Decrease (increase) in FDIC loss share receivable	0	1,795,000	(1,795,000)
Decrease (increase) in federal and state income tax receivable	5,153,000	13,829,000	18,890,000
Decrease (increase) in cash surrender value of bank owned life insurance	(5,627,000)	(2,496,000)	0
Gain (Loss) on Disposition of Property Plant Equipment	(3,563,000)	0	0
Decrease (increase) in other assets	(14,204,000)	(29,220,000)	(17,799,000)
Increase (decrease) in accrued expenses and other liabilities	71,071,000	(5,994,000)	17,612,000
Net cash provided (used) by operating activities	221,721,000	142,871,000	173,715,000
CASH FLOWS FROM INVESTING ACTIVITIES
Origination of loans and principal repayments, net	(622,884,000)	(554,350,000)	(261,401,000)
Loans purchased	(105,420,000)	(279,936,000)	(218,544,000)
FHLB & FRB stock purchase	(36,347,000)	(4,067,000)	0
FHLB & FRB stock redeemed	26,340,000	55,708,000	14,017,000
Available-for-sale securities purchased	(137,591,000)	(315,114,000)	(1,280,477,000)
Principal payments and maturities of available-for-sale securities	537,255,000	721,951,000	609,395,000
Proceeds from sales of available-for-sale investment securities	50,741,000	246,826,000	0
Held-to-maturity securities purchased	0	(259,489,000)	0
Principal payments and maturities of held-to-maturity securities	218,958,000	159,947,000	103,617,000
Net cash received from mergers and acquisitions	0	0	1,776,660,000
Proceeds from sales of real estate owned	61,132,000	74,895,000	89,549,000
Purchase of bank owned life insurance	(100,000,000)	(100,000,000)	0
Proceeds from Sale of Property, Plant, and Equipment	14,685,000	0	0
Premises and equipment purchased and REO improvements	(37,933,000)	(36,860,000)	(51,794,000)
Net cash provided (used) by investing activities	(131,064,000)	(290,489,000)	781,022,000
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	(30,775,000)	(85,073,000)	(226,914,000)
Proceeds from borrowings	1,118,000,000	100,000,000	0
Repayments of borrowings	(868,000,000)	(210,554,000)	0
Proceeds from exercise of common stock options and related tax benefit	9,283,000	2,070,000	10,252,000
Dividends paid on common stock	(49,926,000)	(51,111,000)	(42,065,000)
Repurchase of warrants	(7,744,000)	0	0
Treasury stock purchased	(87,850,000)	(126,728,000)	(104,291,000)
Increase (decrease) in advance payments by borrowers for taxes and insurance	(7,326,000)	21,220,000	(13,439,000)
Net cash provided (used) by financing activities	75,662,000	(350,176,000)	(376,457,000)
Increase (decrease) in cash and cash equivalents	166,319,000	(497,794,000)	578,280,000
Cash and cash equivalents at beginning of year	284,049,000	781,843,000	203,563,000
Cash and cash equivalents at end of year	450,368,000	284,049,000	781,843,000
Non-cash investing activities
Real estate acquired through foreclosure	16,535,000	31,916,000	46,469,000
Cash paid during the year for
Interest	114,506,000	116,226,000	128,733,000
Income taxes	68,507,000	65,720,000	64,372,000
Summary of non-cash activities related to acquisitions
Fair value of assets and intangibles acquired, including goodwill	0	0	80,242,000
Fair value of liabilities assumed	0	0	(1,856,902,000)
Net fair value of acquired assets (liabilities)	$ 0	$ 0	$ (1,776,660,000)